Provisions for Dividends and Other Liabilities - Summary of Provisions for Dividends and Other Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Charge/(credit) for the year:
Dividends paid	$ (17,851)	$ (7,901)	$ (6,876)
Current	3,965	3,696
Non-current	10,478	13,799
Provision for dividends and other liabilities [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	581	1,240
Dividends determined	17,720	7,894
Charge/(credit) for the year:
Underlying	493	260
Discounting	1	2
Exchange variations	122	20
Released during the year	(48)	(43)
Utilisation	(96)	(267)
Dividends paid	(17,851)	(7,901)
Divestment and demerger of subsidiaries and operations	(146)
Transfers and other movements	(102)	(624)
At the end of the financial year	674	581	$ 1,240
Current	356	293
Non-current	$ 318	$ 288